Property, Plant and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2018 and 2017, were as follows:

December 31,	Useful Lives (Years)	2018	2017
(Dollars in millions)
Land	N/A	$35	$36
Buildings	20	296	297
Leasehold and land improvements	1-30	1,210	1,178
Cell site equipment	7-25	3,460	3,411
Switching equipment	5-8	1,018	988
Office furniture and equipment	3-5	285	389
Other operating assets and equipment	3-5	51	57
System development	1-7	1,149	1,060
Work in process	N/A	274	212
Total property, plant and equipment, gross		7,778	7,628
Accumulated depreciation and amortization		(5,576)	(5,308)
Total property, plant and equipment, net		$2,202	$2,320

Depreciation and amortization expense totaled $627 million, $604 million and $607 million in 2018, 2017 and 2016, respectively. In 2018, 2017 and 2016, (Gain) loss on asset disposals, net included charges of $10 million, $17 million and $22 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.